UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: DECEMBER 31, 2011

Item 1. Reports to Stockholders

            The Annual Report to Shareholders follows

First Investors

2011 ANNUAL REPORT

TAX EXEMPT FUND

TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2011

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2011. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Fund II, has a secondary objective of seeking total return.

2011 was a volatile year for the financial markets, primarily due to events outside the United States. In the first half of the year, the economy was weaker than expected due to the earthquake and tsunami in Japan, and the spike in oil prices due to unrest in the Middle East. In the second and third quarters of the year, investors became increasingly concerned that the European sovereign debt crisis might lead to a worldwide financial crisis and recession.

In the U.S., the economy remained anemic with year-over-year growth of less than 2%, and an unemployment rate of 8.5%, although the year ended on a relatively strong note with estimated fourth quarter growth of 3%. Political gridlock and concern about the U.S.’s unsustainable fiscal path were drags on the economy as well. The Federal Reserve maintained an extremely accommodative monetary policy throughout the year by, among other actions, committing to keep short-term interest rates at current very low levels until at least mid-2013, and purchasing long-term Treasury securities to lower long-term interest rates.

The municipal bond market had a very strong year, gaining 11.2%, according to Bank of America Merrill Lynch. The market benefited from the general decline in interest rates as well as some unique factors. In particular, the market began 2011 at depressed levels following its worst quarterly return in over fifteen years due to concerns about the possibility of widespread defaults. In fact, these concerns failed to materialize. New defaults were only $6.1 billion in 2011, less than 0.2% of outstanding municipal debt. Consequently, the market rallied strongly from the second quarter forward with yields reaching historic lows in the second half of the year. The market also benefited from a decline in new issue supply to $295 billion, a 10-year-low.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The table below sets forth the total return performance for 2011 of each Fund on a net asset value (NAV) basis. Total return takes into account not only dividends and distributions paid for the year but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
_______	___________________	___________________
Tax Exempt Fund	10.32%	9.43%
Tax Exempt Fund II	11.76%	11.03%
California Tax Exempt Fund	10.35%	9.49%
Connecticut Tax Exempt Fund	10.45%	9.73%
Massachusetts Tax Exempt Fund	11.15%	10.40%
Michigan Tax Exempt Fund	11.40%	10.55%
Minnesota Tax Exempt Fund	10.74%	9.94%
New Jersey Tax Exempt Fund	10.60%	9.85%
New York Tax Exempt Fund	10.54%	9.68%
North Carolina Tax Exempt Fund	11.08%	10.37%
Ohio Tax Exempt Fund	9.18%	8.36%
Oregon Tax Exempt Fund	11.24%	10.39%
Pennsylvania Tax Exempt Fund	10.64%	9.81%
Virginia Tax Exempt Fund	10.11%	9.35%

The returns of the First Investors Tax Exempt Funds outperformed their benchmark, the Bank of America Merrill Lynch Municipal Master Index, after adjusting for expenses, with the exception of the Ohio and Virginia Funds. The Funds’ generally good performances were attributable to their longer durations compared to the Index. The Funds generally invest in bonds with maturities of 15 years or longer and therefore have a longer duration than their benchmark. Because of the substantial decline in interest rates (and increase in bond prices), longer durations resulted in higher total returns. Among the Funds, those with longer durations—such as the Tax Exempt Fund II, Massachusetts, Michigan and Oregon Funds—tended to have higher total returns. Funds with relatively shorter durations—such as the Ohio and Virginia Funds—generally had lower total returns.

2

The performance of several Funds was notably affected by specific factors. The Tax Exempt Fund has a relatively short weighted average maturity because of substantial holdings of bonds maturing in one-to-five years. The total return performance of these holdings detracted from the Fund’s return. The California and Ohio Funds’ total returns were negatively affected by calls on existing holdings. The Connecticut Fund benefited from the refunding of one of its holdings.

Lastly, the Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the negligible return on cash investments.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2012

3

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2011, and held for the entire six-month period ended December 31, 2011. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,059.72	$4.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.42	$4.84
Expense Example – Class B Shares
Actual	$1,000.00	$1,056.10	$8.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

5

Cumulative Performance Information (unaudited)
TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.90%, 3.42% and 3.87%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.80%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.39%, 3.55% and 3.89%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.29%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

6

Portfolio of Investments
TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Alabama—.7%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,300,150
	Alaska—1.1%
4,010M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	4,203,763
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,555,872
		7,759,635
	Arizona—2.6%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,675,850
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,731,512
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,365,100
		18,772,462
	Arkansas—.7%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,269,350
	California—2.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,103,600
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,446,150
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,463,750
		16,013,500
	Colorado—.7%
4,815M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,117,141
	Connecticut—.4%
3,025M	Connecticut Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012	3,120,893
	District of Columbia—1.7%
5,000M	District of Columbia GO 6% 6/1/2021	6,404,850
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,380,700
		11,785,550
	Florida—10.0%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,469,750
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,300,200
4,935M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	5,229,323
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,116,055
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,592,550

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Manatee County School Board COP 5.625% 7/1/2031	$ 5,473,550
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,550,800
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,339,850
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,345,600
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,368,750
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,609,150
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,389,700
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,354,850
		71,140,128
	Georgia—7.6%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,506,350
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	11,108,985
5,000M	5.25% 11/1/2034	5,386,950
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	8,225,100
5,000M	JPMorgan Chase Putters 8.04% 1/1/2016*	5,487,000
17,000M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
	6% 7/1/2013	17,837,420
		53,551,805
	Illinois—10.3%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,758,400
28,200M	6% 1/1/2020	32,978,772
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	5,856,750
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,518,000
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,179,200
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,694,120
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,971,720
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,232,050
		73,189,012

8

Principal
Amount	Security	Value
	Indiana—3.3%
$ 7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	$ 8,285,103
5,330M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	5,615,581
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,174,662
		23,075,346
	Iowa—.3%
1,655M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	1,759,447
	Kentucky—1.2%
5,000M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028	5,439,250
2,650M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,803,965
		8,243,215
	Louisiana—.9%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,416,705
	Maine—.6%
3,675M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,982,156
	Massachusetts—2.8%
3,725M	Boston Water & Sewer Rev. 5.75% 11/1/2013	3,952,897
4,540M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,869,150
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,224,050
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 8.104% 2/1/2016*	5,808,341
		19,854,438
	Michigan—5.2%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	6,086,650
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,683,100
2,425M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012	2,516,738
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	11,014,700
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,630,550
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,968,260
		36,899,998
	Minnesota—.5%
3,500M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	3,756,830

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Missouri—.8%
$ 5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	$ 5,476,550
	Montana—.6%
4,250M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,470,363
	New Jersey—.8%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,411,900
	New Mexico—1.5%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,323,850
5,000M	University of New Mexico Univ. Rev. ROLS 8.104% 6/1/2014*	5,369,700
		10,693,550
	New York—9.1%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	29,652,700
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	12,152,800
5,000M	State University 5.875% 5/15/2017	5,854,900
2,150M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	2,286,589
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth.
	5% 4/1/2021	5,597,650
7,780M	Port Authority of New York & New Jersey Drivers
	7.887% 8/15/2015*	9,282,163
		64,826,802
	North Carolina—.7%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,240,950
	North Dakota—1.2%
4,710M	Mercer County Pollution Control Rev. 7.2% 6/30/2013	4,886,248
3,690M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	3,922,396
		8,808,644

10

Principal
Amount	Security	Value
	Ohio—3.8%
$ 5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	$ 5,545,700
6,000M	Jefferson County GO 5.75% 12/1/2019	6,737,640
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,314,450
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,475M	6.125% 9/1/2028	3,680,234
5,160M	5.85% 9/1/2033	5,395,605
		26,673,629
	Pennsylvania—2.7%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,581,650
5,000M	Philadelphia GO 7.125% 7/15/2038	5,670,650
5,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	5,260,900
2,500M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,624,850
		19,138,050
	Puerto Rico—1.2%
	Puerto Rico Commonwealth General Obligations:
5,000M	5.25% 7/1/2024	5,463,200
3,000M	5.375% 7/1/2030	3,126,900
		8,590,100
	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,845,460
	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,616,700
	Texas—13.4%
9,340M	Austin Utilities Systems Rev. 6% 11/15/2013	9,718,177
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,243,450
	Harris County Toll Road Sub. Liens General Obligations:
11,065M	6.5% 8/15/2012	11,496,425
7,000M	6.5% 8/15/2013	7,690,270
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,523,400
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,451,950
5,000M	Wtr. and Swr. Rev. 5% 11/15/2027	5,502,250
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,281,160
6,035M	6.25% 12/15/2015	6,679,839

11

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Texas (continued)
$ 5,000M	JP Morgan Chase Putters 7.899% 2/1/2030*	$ 5,897,600
5,000M	Medina Valley Indpt. School District GO ROLS
	8.104% 8/15/2015*	5,651,900
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,708,000
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,441,100
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,640,200
		94,925,721
	Utah—.1%
805M	Provo Electric System Rev. 10.375% 9/15/2015	963,673
	Washington—3.6%
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,736,100
7,000M	Providence Health 5.25% 10/1/2033	7,417,550
	Washington State ROLS:
5,000M	6.166% 7/1/2014*	5,590,300
5,500M	6.166% 7/1/2016*	6,564,140
		25,308,090
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,877,685
	Wisconsin—3.3%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,515,760
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	7,761,979
		23,277,739
Total Value of Municipal Bonds (cost $625,291,899)	98.3%	697,153,367
Other Assets, Less Liabilities	1.7	11,880,167
Net Assets	100.0%	$709,033,534

*	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2011.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Long

12	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,070.04	$5.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.22	$5.04
Expense Example – Class B Shares
Actual	$1,000.00	$1,066.58	$8.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.59

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

13

Cumulative Performance Information (unaudited)
TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.26%, 4.13% and 4.91%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.64%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.98%, 4.29% and 4.90%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.09%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

14

Portfolio of Investments
TAX EXEMPT FUND II
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.6%
	Alabama—1.7%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,090,420
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,772,625
		3,863,045
	Alaska—2.0%
1,000M	Alaska Intl. Airport Rev. 5.75% 10/1/2012*	1,041,450
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,530,280
		4,571,730
	Arizona—4.1%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,460,000
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,510,700
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,357,320
		9,328,020
	California—2.3%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,213,146
2,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,110,420
1,725M	West Contra Costa Unified School District 5.25% 8/1/2032	1,835,141
		5,158,707
	Colorado—2.3%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,301,850
	Connecticut—.5%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,093,060
	District of Columbia—1.5%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	3,265,890
	Florida—8.4%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,075,990
1,000M	5.25% 7/1/2027	1,082,690
2,000M	Cape Coral Wtr. & Swr. Rev. 5% 10/1/2031	2,103,120
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,377,250
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,979,986
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,453,350
		19,072,386

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2011

Principal
Amount	Security	Value
	Georgia—8.7%
$5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,411,600
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,913,740
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,740,475
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,611,795
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,017,130
2,500M	Georgia St. Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	2,741,700
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,213,120
		19,649,560
	Hawaii—1.2%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,692,550
	Illinois—6.7%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,331,800
5,000M	6.5% 1/1/2041	5,856,750
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,561,825
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,285,050
		15,035,425
	Indiana—2.7%
1,030M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,032,287
1,105M	Merrillville Multi-School Building Corp. 5.5% 1/15/2012*	1,107,453
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,631,700
1,000M	5.25% 7/15/2029	1,082,370
1,250M	Zionsville Community Schools Bldg. Corp. 5.75% 1/15/2012*	1,252,912
		6,106,722
	Louisiana—4.7%
1,845M	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Rev.
	5.25% 10/1/2021	1,845,849
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,711,905
3,000M	Louisiana State GO 5% 9/1/2028	3,441,360
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,187,180
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,543,379
		10,729,673

16

Principal
Amount	Security	Value
	Massachusetts—1.8%
$2,000M	Massachusetts State Dev. Fin. Agy. Rev. 5% 7/1/2036 **	$ 2,105,880
1,500M	Massachusetts State GO 5.25% 8/1/2022	1,934,025
		4,039,905
	Michigan—4.2%
1,000M	Detroit Distributable State Aid GO 5% 11/1/2030	1,047,580
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,611,200
1,900M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,836,046
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,083,250
		9,578,076
	Mississippi—2.3%
	Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,946,828
2,000M	5.625% 7/1/2039	2,186,500
		5,133,328
	Missouri—.5%
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,075,640
	Nebraska—1.9%
3,880M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev.
	5.7% 9/1/2031	4,245,884
	New Jersey—1.9%
4,000M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,337,200
	New York—2.4%
	Camden Central School District General Obligations:
725M	5.5% 3/15/2016	739,485
250M	5.5% 3/15/2017	255,035
4,050M	Nassau County GO 5% 4/1/2031	4,368,533
		5,363,053
	North Carolina—1.5%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,276,750

17

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2011

Principal
Amount	Security	Value
	Ohio—5.8%
$2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	$ 2,239,840
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,041,280
	Ohio State Bldg. Auth. State Facs. Revenue:
1,500M	5.5% 4/1/2012*	1,520,205
1,135M	5.25% 4/1/2031	1,255,310
1,490M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,606,995
5,000M	University of Cincinnati 5% 6/1/2028	5,533,250
		13,196,880
	Pennsylvania—8.5%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,780,800
2,500M	Beaver County GO 5.55% 11/15/2031	2,719,950
1,000M	Bucks County Wtr. & Swr. Auth. Rev. 5% 12/1/2033	1,078,210
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,686,120
1,350M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	1,445,728
1,000M	Scranton Sch. District GO 5.2% 4/1/2031	1,100,510
1,000M	State Pub. Sch. Bldg. Auth. Rev. 5.25% 6/1/2013*	1,070,280
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,243,777
1,000M	5.375% 4/1/2028	1,108,350
		19,233,725
	Puerto Rico—.7%
1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,638,960
	Rhode Island—3.0%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,606,720
1,600M	5% 5/15/2034	1,647,120
1,415M	University of Rhode Island 5.25% 9/15/2029	1,555,368
		6,809,208
	South Carolina—4.8%
5,000M	Columbia Waterworks & Swr. Sys. Rev. 5% 2/1/2041	5,435,200
5,000M	Grand Strand Wtr. & Swr. Auth. Rev. 5% 6/1/2041	5,444,350
		10,879,550
	South Dakota—.7%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,640,835

18

Principal
Amount	Security	Value
	Texas—9.6%
$1,750M	Harris County Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	$ 1,895,075
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,336,450
5,000M	Houston Util. Sys. Rev. 5.25% 11/15/2031	5,640,000
1,000M	Laredo Waterworks Swr. Sys. Rev. 5% 3/1/2033	1,062,260
	North Texas Twy. Auth. Revenue:
1,000M	5.5% 9/1/2028	1,150,850
2,000M	5% 9/1/2031	2,173,180
1,250M	Parker County GO 5% 2/15/2029	1,356,213
2,865M	White Settlement Indep. Sch. Dist. 5% 8/15/2031 **	3,217,223
		21,831,251
	Utah—.6%
1,300M	Utah Infrastructure Agy. Telecommunications & Franchise Tax
	Rev. 5.5% 10/15/2030	1,450,488
	Washington—3.6%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,298,250
2,500M	Washington State Motor Vehicle Tax GO 5% 6/1/2031	2,791,200
		8,089,450
Total Value of Municipal Bonds (cost $209,495,392)	100.6%	227,688,801
Excess of Liabilities Over Other Assets	(.6)	(1,270,175)
Net Assets	100.0%	$226,418,626

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1E).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	19

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,063.76	$5.31
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19
Expense Example – Class B Shares
Actual	$1,000.00	$1,059.26	$8.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

20

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.97%, 3.20% and 4.01%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.54%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.44%, 3.33% and 3.98%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.00%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

21

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.7%
	Airport—9.1%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,099,750
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,067,150
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,104,310
		3,271,210
	Education—1.5%
500M	California Educational Facs. Auth. Rev. 5.25% 12/1/2031	549,240
	Electric—7.9%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	542,955
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,184,430
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,114,210
		2,841,595
	General Obligation—29.8%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,102,860
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,056,490
1,000M	Chico Unified School District 5% 8/1/2026	1,084,770
1,000M	College of the Sequoias 5.25% 8/1/2029	1,078,410
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,077,440
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	752,180
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,108,550
750M	Natomas Unified School District 5.95% 9/1/2021	832,650
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,194,860
319M	Walnut Valley School District 7.2% 2/1/2016	330,388
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,063,850
		10,682,448
	Health Care—12.2%
	California Health Facs. Fin. Auth. Revenue:
1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	1,020,720
1,000M	Providence Health Services 6.5% 10/1/2033	1,151,380
500M	Stanford Hospital 5.25% 11/15/2031	537,960
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,089,230
500M	Sutter Health 5.5% 8/15/2026	568,885
		4,368,175

22

Principal
Amount	Security	Value
	Lease—8.8%
$ 500M	California State Public Works 5% 12/1/2029	$ 514,765
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,087,980
750M	Los Angeles Real Property Prog. 5.3% 4/1/2022	757,470
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	803,110
		3,163,325
	Other Revenue—1.6%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	567,045
	Other Tax—11.7%
880M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	945,630
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032	1,067,540
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,168,720
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,014,820
		4,196,710
	Water/Sewer—15.1%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	805,103
500M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	518,810
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,066,300
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,117,430
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	562,270
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,098,070
265M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012	269,606
		5,437,589
Total Value of Municipal Bonds (cost $32,194,383)	97.7%	35,077,337
Other Assets, Less Liabilities	2.3	819,643
Net Assets	100.0%	$35,896,980

See notes to financial statements	23

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,061.21	$5.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.12	$5.14
Expense Example – Class B Shares
Actual	$1,000.00	$1,057.44	$8.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011 and are based on the total value of investments.

24

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.04%, 3.42% and 3.96%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.33%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.68%, 3.57% and 3.97%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.79%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

25

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.1%
	Appropriation—14.7%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,109,820
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,098,820
1,000M	State Supported Child Care 5% 7/1/2028	1,080,460
1,750M	Connecticut State Hsg. Fin. Auth. Next Steps 7, 5% 6/15/2024	1,918,893
		5,207,993
	Education—26.1%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Loomis Chafee School 5% 7/1/2030	1,064,120
1,000M	Quinnipiac University 5.75% 7/1/2033	1,099,030
1,000M	Renbrook School 5% 7/1/2030	1,031,750
1,000M	Salisbury School 5% 7/1/2028	1,092,340
1,000M	Trinity College 5% 7/1/2019	1,089,010
1,000M	Wesleyan University 5% 7/1/2035	1,085,360
1,000M	Westminster School 5% 7/1/2037	1,039,190
	University of Connecticut:
600M	Student Fees Rev. 5.25% 11/15/2021	626,598
1,000M	University Rev. 4.75% 2/15/2029	1,089,700
		9,217,098
	General Obligation—17.3%
1,000M	Bridgeport 5% 12/1/2023	1,100,230
1,000M	Hartford 5% 4/1/2031	1,087,530
1,000M	New Britain 4.75% 4/1/2028	1,159,970
1,500M	New Haven 5% 3/1/2026	1,654,005
	South Windsor:
525M	5% 2/15/2029	561,960
525M	5% 2/15/2030	559,451
		6,123,146
	Health Care—12.9%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500M	Hartford Healthcare 5% 7/1/2032	515,060
500M	Lawrence & Memorial Hospital 5% 7/1/2031	521,710
	Middlesex Hospital:
350M	5% 7/1/2026	371,612
460M	5% 7/1/2027	484,352

26

Principal
Amount	Security	Value
	Health Care (continued)
$ 500M	Stamford Hospital 5% 7/1/2030	$ 520,910
1,000M	William W. Backus Hospital 5% 7/1/2025	1,084,450
	Yale-New Haven Hospital:
500M	5% 7/1/2026	531,100
500M	5.25% 7/1/2030	551,685
		4,580,879
	Lease—1.6%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	550,305
	Other Tax—11.0%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,137,980
1,000M	5% 8/1/2027	1,107,830
1,500M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,639,965
		3,885,775
	Pre-Refunded/Escrowed-to-Maturity—5.8%
1,000M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
	(Children’s Medical Center) 5% 7/1/2014*	1,101,370
300M	Glastonbury 5% 6/15/2013*	322,680
580M	Stratford 5% 12/15/2013*	632,455
		2,056,505
	Toll & Turnpike—1.6%
500M	Puerto Rico Comwlth. Hwy.& Trans. Auth. Rev. 5.5% 7/1/2029	565,005
	Water/Sewer—6.1%
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025	1,060,580
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev.
	5.25% 8/1/2029	1,097,750
		2,158,330
Total Value of Municipal Bonds (cost $31,638,467)	97.1%	34,345,036
Other Assets, Less Liabilities	2.9	1,014,940
Net Assets	100.0%	$35,359,976

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	27

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,065.07	$5.31
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19
Expense Example – Class B Shares
Actual	$1,000.00	$1,060.68	$8.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

28

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.70%, 3.31% and 3.84%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.54%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.35%, 3.45% and 3.86%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.00%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

29

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Combined Utility—4.0%
$1,000M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	$ 1,025,660
	Education—22.0%
885M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	990,094
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,066,230
	Massachusetts State Dev. Fin. Agy. Revenue:
500M	Berklee College of Music 5.25% 10/1/2041	531,130
750M	Boston University 5.6% 10/1/2035	815,970
1,000M	Lesley University 5.25% 7/1/2033	1,077,920
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue
	5.5% 11/15/2036	1,156,990
		5,638,334
	Electric—4.3%
1,000M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	1,092,090
	General Obligation—9.7%
500M	Boston 5% 4/1/2019	629,135
500M	Quincy 5% 12/1/2028	570,800
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,061,390
215M	Worcester 5.5% 8/15/2017	215,679
		2,477,004
	Health Care—9.2%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Caregroup 5.375% 2/1/2027	1,080,390
1,000M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,003,230
250M	Partners Healthcare System 5% 7/1/2034	261,203
		2,344,823
	Housing—8.2%
	Massachusetts State Hsg. Fin. Agy. Revenue:
1,000M	Multi-Family Housing 5.25% 12/1/2035	1,044,910
1,000M	Single Family Housing 5.35% 12/1/2033	1,046,330
		2,091,240
	Other Revenue—4.3%
1,000M	Massachusetts Bay Trans. Auth. Rev. (Assessment Rev.)
	5% 7/1/2028	1,113,920

30

Principal
Amount	Security	Value
	Other Tax—15.0%
$1,000M	Massachusetts Bay Trans. Auth. Rev. (Sales Tax Rev.)
	5.25% 7/1/2032	$ 1,241,950
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,146,320
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	6.5% 8/1/2035	1,176,540
250M	5.25% 8/1/2040	270,018
		3,834,828
	Pre-Refunded/Escrowed-to-Maturity—3.8%
115M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev.
	(Massachusetts General Hospital) 6.25% 7/1/2012	118,491
800M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	868,672
		987,163
	State General Obligation—6.5%
	Massachusetts State:
1,000M	5.5% 8/1/2030	1,281,920
500M	.858% 5/1/2037*	384,390
		1,666,310
	Water/Sewer—11.6%
	Boston Water & Sewer Commission Revenue:
370M	5.75% 11/1/2013	392,637
250M	5% 11/1/2031	281,052
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,112,340
1,000M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,179,290
		2,965,319
Total Value of Municipal Bonds (cost $23,008,172)	98.6%	25,236,691
Other Assets, Less Liabilities	1.4	371,679
Net Assets	100.0%	$25,608,370

*	Interest rate is determined and reset quarterly by the issuer and is the rate in effect at December 31, 2011.

See notes to financial statements	31

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,064.94	$5.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.92	$5.35
Expense Example – Class B Shares
Actual	$1,000.00	$1,060.48	$9.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.39	$8.89

*	Expenses are equal to the annualized expense ratio of 1.05% for Class A shares and 1.75% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

32

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.95%, 3.45% and 3.88%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.47%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.50%, 3.58% and 3.89%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

33

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.4%
	Airport—4.9%
$1,000M	Wayne County Airport Auth. Rev. 5% 12/1/2022	$ 1,107,260
	Education—4.8%
1,000M	Ferris State University Revenue 5% 10/1/2028	1,078,550
	Electric—7.7%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	663,140
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,088,790
		1,751,930
	General Obligation—25.9%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,098,230
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,107,220
330M	Gull Lake Community School District Zero Coupon 5/1/2013	311,517
1,000M	Montrose Township School District 6.2% 5/1/2017	1,226,140
1,000M	Troy City School District 5% 5/1/2026	1,060,020
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,059,330
		5,862,457
	Health Care—9.6%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,044,730
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,126,110
		2,170,840
	Housing—4.7%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,061,790
	Lease—5.0%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,124,410
	Other Tax—7.3%
500M	Detroit Distributable State Aid 5% 11/1/2030	523,790
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,116,490
		1,640,280
	State General Obligation—5.1%
1,000M	Michigan State 5% 11/1/2022	1,152,500

34

Principal
Amount	Security		Value
	Water/Sewer—22.4%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,217,330
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,104,970
1,000M	5.5% 7/1/2027		1,098,040
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,107,170
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		525,835
			5,053,345
Total Value of Municipal Bonds (cost $19,843,862)		97.4%	22,003,362
Other Assets, Less Liabilities		2.6	590,549
Net Assets		100.0%	$22,593,911

See notes to financial statements	35

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,055.35	$5.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.12	$5.14
Expense Example – Class B Shares
Actual	$1,000.00	$1,051.18	$8.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

36

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.35%, 3.51% and 3.90%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.18%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.89%, 3.64% and 3.89%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.65%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

37

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.9%
	Airport—2.3%
$ 500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev.
	5% 1/1/2026	$ 527,920
	Appropriation—1.2%
250M	University of Minnesota Special Purpose Rev. 5% 8/1/2030	277,833
	Education—15.2%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	844,545
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	552,390
250M	Gustavus Adolfus College 5% 10/1/2031	265,225
500M	Macalester College 5% 6/1/2035	550,250
250M	University of St. Thomas 5.25% 4/1/2039	265,570
500M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	536,690
	University of Minnesota:
250M	5.25% 12/1/2030	291,280
250M	5% 12/1/2031	287,180
		3,593,130
	Electric—8.2%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	267,060
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	577,260
500M	5% 1/1/2026	539,025
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	549,205
		1,932,550
	General Obligation—30.3%
500M	Bemidji 5% 2/1/2028	568,140
500M	Crow Wing County Jail 5% 2/1/2021	549,335
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	546,005
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	796,656
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	570,320
500M	Hennepin County 5% 12/1/2025	560,395
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	848,303
260M	Mahtomedi Ind. School District #832, 5% 2/1/2017	261,079
750M	Minneapolis Special School District #1, 5% 2/1/2020	781,943

38

Principal
Amount	Security	Value
	General Obligation (continued)
$ 500M	New Brighton 5% 2/1/2032	$ 532,850
500M	Scott County 5% 12/1/2023	571,980
500M	St. Louis County 5% 12/1/2023	573,170
		7,160,176
	Health Care—18.1%
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	510,740
500M	6.5% 11/15/2038	570,105
500M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev.
	5% 8/15/2034	521,860
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	795,945
250M	Rochester Health Care Facs. Rev. 4.5% 11/15/2038	287,090
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	263,857
500M	5.375% 5/1/2031	538,205
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	796,875
		4,284,677
	Housing—7.6%
	Minnesota State Housing Finance Agency:
235M	Multi-Family Hsg. 5.05% 7/1/2034	243,820
	Rental Hsg. Revenue:
250M	5% 8/1/2030	260,437
300M	5.05% 8/1/2031	317,415
545M	Single-Family Hsg. Rev. 5.9% 7/1/2028	570,528
400M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019	400,688
		1,792,888
	Lease—5.0%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	644,574
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	269,425
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	278,360
		1,192,359

39

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security		Value
	Other Tax—6.3%
$ 300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		$ 339,267
1,000M	Minnesota State 911 Rev. 5% 6/1/2024		1,146,000
			1,485,267
	Pre-Refunded/Escrowed-to-Maturity—2.0%
400M	University of Minnesota 5.75% 7/1/2017		482,076
	State General Obligation—3.7%
500M	Minnesota State 5% 6/1/2022		593,550
250M	Minnesota State Highway 5% 8/1/2026		281,627
			875,177
Total Value of Municipal Bonds (cost $21,635,987)		99.9%	23,604,053
Other Assets, Less Liabilities		.1	33,942
Net Assets		100.0%	$23,637,995

40	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,065.57	$5.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Expense Example – Class B Shares
Actual	$1,000.00	$1,061.18	$8.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

41

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.17%, 3.68% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.65%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.80%, 3.82% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.13%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

42

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.6%
	Appropriation—14.9%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,285,550
	New Jersey Economic Dev. Auth. Rev. (School Facilities):
1,000M	5.5% 9/1/2025	1,203,050
1,000M	5.5% 12/15/2029	1,103,690
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,051,050
1,000M	5.75% 10/1/2031	1,101,240
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,227,190
1,000M	5.5% 12/15/2038	1,084,300
		8,056,070
	Education—13.0%
500M	New Jersey Economic Dev. Auth. Rev. (Provident Group)
	5.75% 6/1/2031	525,840
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	1,055,880
1,000M	New Jersey City University 5% 7/1/2028	1,077,820
1,000M	Princeton University 5% 7/1/2034	1,115,330
	Rowan University:
1,000M	5% 7/1/2025	1,102,760
1,000M	5% 7/1/2026	1,096,000
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,082,380
		7,056,010
	General Obligation—22.3%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	2,010,102
1,000M	Bayonne 5.25% 7/1/2027	1,111,460
1,000M	Cape May County Bridge Commission 5% 6/1/2032	1,046,440
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste System
	5.125% 1/1/2025	1,091,000
1,000M	Elizabeth 5.25% 4/15/2027	1,129,690
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,224,830
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,072,850

43

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	General Obligation (continued)
$1,000M	Jersey City 5% 1/15/2026	$ 1,103,050
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,140,580
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,147,530
		12,077,532
	Health Care—6.8%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
250M	AHS Hosp. Corp. 5.5% 7/1/2031	273,710
2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,106,600
250M	Meridian Health System Oblig. Group 5.625% 7/1/2014	250,830
1,000M	Virtua Health 5.5% 7/1/2038	1,061,440
		3,692,580
	Housing—10.7%
	New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,285M	Mtg. Rev. 6.375% 10/1/2028	2,535,436
895M	Multi-Family Hsg. 6.05% 11/1/2017	897,354
2,000M	Newark Hsg. Auth. Rev.(South Ward Police Facility)
	6.75% 12/1/2038	2,381,320
		5,814,110
	Industrial Development Revenue/Pollution Control
	Revenue—4.0%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,183,980
	Lease—6.1%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,186,390
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,072,240
1,000M	5.25% 6/15/2028	1,068,270
		3,326,900
	Other Tax—7.2%
1,000M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,135,240
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035	588,270
1,000M	5.75% 8/1/2037	1,093,310
1,000M	5.25% 8/1/2040	1,080,070
		3,896,890

44

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—7.6%
$2,145M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	$ 2,492,061
1,500M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	1,616,820
		4,108,881
	State General Obligation—2.0%
1,000M	Puerto Rico Commonwealth 6% 7/1/2028	1,077,040
	Toll & Turnpike—2.0%
1,000M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,071,800
	Transportation—2.0%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031	1,099,680
Total Value of Municipal Bonds (cost $48,213,516)	98.6%	53,461,473
Other Assets, Less Liabilities	1.4	787,390
Net Assets	100.0%	$54,248,863

See notes to financial statements	45

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,057.11	$4.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.37	$4.89
Expense Example – Class B Shares
Actual	$1,000.00	$1,053.48	$8.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.44

*	Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

46

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.14%, 3.46% and 3.94%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.28%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.63%, 3.59% and 3.95%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.70%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

47

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.8%
	Appropriation—11.0%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.375% 2/15/2047	$ 2,167,380
1,000M	New York City Hsg. Dev. Corp. Rev.
	(Cap. Funding Prog.) 5% 7/1/2025	1,060,730
	New York State Dormitory Authority Revenue:
	City University:
2,085M	5.75% 7/1/2013	2,167,516
3,000M	6% 7/1/2020	3,650,160
1,000M	Mental Health Services 5% 2/15/2033	1,063,930
	Special Act School Districts Program:
1,375M	6% 7/1/2012	1,380,747
1,460M	6% 7/1/2013	1,465,855
1,500M	State University 5.25% 5/15/2021	1,764,180
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,909,296
		17,629,794
	Education—9.2%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	551,425
1,500M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,556,310
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,879,878
1,000M	Fordham University 5% 7/1/2028	1,104,620
1,610M	New York University 6% 7/1/2018	2,033,366
1,200M	Pratt Institute 5% 7/1/2034	1,258,476
500M	Skidmore College 5% 7/1/2027	557,405
1,000M	St. Johns University 5% 7/1/2024	1,087,790
3,500M	The New School 5.5% 7/1/2043	3,797,780
		14,827,050
	Electric—3.5%
5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,619,450
	General Obligation—20.9%
5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,590,750
1,000M	Monroe County 5% 6/1/2029	1,098,680
4,465M	Nassau County 5% 10/1/2029	4,867,029
1,895M	New York City 5.75% 8/1/2018	1,950,884
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,703,485
1,000M	Master Boces Program 5% 8/15/2028	1,097,830

48

Principal
Amount	Security	Value
	General Obligation (continued)
	School Districts Financing Program:
$1,000M	Albany 5% 10/1/2031	$ 1,083,010
3,400M	Croton Hudson 5.625% 10/1/2029	3,848,426
1,000M	Williamsville 5.25% 4/1/2021	1,030,850
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,797,195
1,395M	North Syracuse Central School Dist. 5% 6/15/2018	1,421,533
1,000M	Red Hook Central School Dist. 5.125% 6/15/2017	1,020,570
	Yonkers:
1,000M	5.125% 7/1/2016	1,015,250
1,000M	5.25% 7/1/2017	1,014,990
1,000M	5.25% 7/1/2018	1,014,110
		33,554,592
	Health Care—2.3%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	669,994
	New York State Dormitory Authority Revenue:
	NYSARC:
1,140M	5% 7/1/2025	1,265,263
500M	6% 7/1/2036	542,505
1,220M	United Cerebral Palsy 5.125% 7/1/2021	1,233,432
		3,711,194
	Housing—2.4%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,135,520
1,840M	New York City Hsg. Dev. Corp. Rev.
	(Multi-Family Hsg. Rev.) 5% 11/1/2026	1,948,247
765M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028	809,431
		3,893,198
	Lease—3.5%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,372,038
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,154,650
2,500M	New York State Dormitory Authority Rev.
	(Court Facs. Lease) 5.5% 5/15/2027	3,028,875
		5,555,563

49

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Other Revenue—4.1%
$3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	$ 3,365,370
2,000M	New York State Dormitory Authority Rev.
	(New York-Presbyterian Hospital) 5.25% 2/15/2024	2,173,680
1,000M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041	1,070,000
		6,609,050
	Other Tax—17.4%
5,000M	JPMorgan Chase Putters 7.891% 12/15/2024**	6,217,500
1,000M	Metropolitan Transit Authority of New York
	(Dedicated Tax Rev.) 5% 11/15/2031	1,065,040
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,863,975
1,000M	5% 11/1/2033	1,095,990
1,500M	5% 11/1/2038	1,631,730
	New York State Dormitory Authority Rev.
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,850,175
3,000M	5.75% 3/15/2036	3,444,090
1,000M	5% 3/15/2041	1,081,540
2,000M	New York State Urban Corp. Dev. Corp. Rev.
	Personal Income Tax 5% 12/15/2027	2,252,280
5,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	5,466,550
		27,968,870
	Pre-Refunded/Escrowed-to-Maturity—7.2%
4,500M	Buffalo School District 5.375% 11/15/2012*	4,702,050
480M	New York State Dormitory Authority Rev.
	(Judicial Facs. Lease) 7.375% 7/1/2016	557,582
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,965,850
420M	Triborough Bridge & Tunnel Auth. 6% 1/1/2012	420,067
		11,645,549
	Toll & Turnpike—3.4%
5,000M	New York State Thruway Auth. (General Revenue)
	5% 1/1/2026	5,397,000

50

Principal
Amount	Security	Value
	Transportation—10.5%
	Metropolitan Transit Authority of New York:
$5,000M	Highway Rev. Tolls 5.25% 11/15/2022	$ 5,334,250
2,500M	Transit Rev. 5% 11/15/2020	2,573,525
3,110M	New York State Thruway Auth.
	(Highway & Bridge Tr. Fd. Auth.) 5% 4/1/2027	3,429,907
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,498,400
		16,836,082
	Water/Sewer—3.4%
2,750M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,706,587
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,788,795
		5,495,382
Total Value of Municipal Bonds (cost $143,370,602)	98.8%	158,742,774
Other Assets, Less Liabilities	1.2	1,905,627
Net Assets	100.0%	$160,648,401

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	Inverse floating rate security (see Note 1 F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2011.

See notes to financial statements	51

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,059.98	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09
Expense Example – Class B Shares
Actual	$1,000.00	$1,057.05	$8.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

52

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.64%, 3.75% and 4.25%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.37%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.32%, 3.91% and 4.24%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.83%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

53

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Combined Utility—9.0%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,100,800
1,065M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,224,015
		2,324,815
	Education—4.3%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,119,120
	Electric—4.4%
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,146,920
	Health Care—16.5%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,048,190
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,092,950
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,076,050
1,000M	North Carolina Medical Care Community Health Facility Rev.
	5.625% 10/1/2029	1,046,280
		4,263,470
	Lease—27.7%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,114,090
1,000M	5% 1/1/2029	1,088,880
1,000M	Charlotte 5% 6/1/2029	1,087,360
1,000M	Durham County 5% 6/1/2027	1,105,150
500M	Harnett County 5% 6/1/2027	543,005
1,000M	Monroe 5.5% 3/1/2034	1,076,170
1,000M	Salisbury 5.625% 3/1/2026	1,136,710
		7,151,365
	Other Tax—7.2%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	1,093,310
250M	5.25% 8/1/2040	270,018
465M	6% 8/1/2042	510,170
		1,873,498

54

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—7.0%
$ 500M	Harnett County 5.125% 12/1/2012*	$ 521,630
1,000M	Lincoln County 5.5% 6/1/2018*	1,276,180
		1,797,810
	Toll & Turnpike—6.5%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,111,950
500M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev. 5.5% 7/1/2029	565,005
		1,676,955
	Water/Sewer—16.1%
1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	1,081,690
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,082,110
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	359,325
465M	5% 2/1/2031	517,531
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,114,030
		4,154,686
Total Value of Municipal Bonds (cost $23,036,671)	98.7%	25,508,639
Other Assets, Less Liabilities	1.3	339,752
Net Assets	100.0%	$25,848,391

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	55

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,051.92	$5.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19
Expense Example – Class B Shares
Actual	$1,000.00	$1,048.43	$8.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

56

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.83%, 3.32% and 3.86%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.51%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.31%, 3.45% and 3.85%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.97%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

57

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Education—16.1%
$1,000M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022	$ 1,040,240
500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	541,570
1,000M	University Akron Gen. Rcpts. 5% 1/1/2028	1,089,700
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,084,940
		3,756,450
	Electric—2.4%
500M	American Mun. Power Rev. 5.375% 2/15/2028	554,820
	General Obligation—40.5%
720M	Adams County Valley Local School District 7% 12/1/2015	801,252
500M	Avon Local School District 6.5% 12/1/2015	593,990
1,000M	Beavercreek County School District 5% 12/1/2029	1,106,530
1,000M	Beavercreek Local School District 6.6% 12/1/2015	1,125,730
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,078,710
1,000M	Franklin County 5% 12/1/2031	1,102,860
655M	Jefferson County Jail Construction 5.75% 12/1/2019	735,526
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	458,456
250M	6.125% 12/1/2033	280,302
1,000M	St. Mary’s City School District 5% 12/1/2025	1,100,510
1,000M	Wapakoneta City School District 5% 12/1/2025	1,102,950
		9,486,816
	Health Care—15.6%
500M	Franklin County Hosp. Rev. 5% 11/1/2034	514,495
1,000M	Lorain County Hosp. Rev. 5% 4/1/2033	1,029,260
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,068,590
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,043,610
		3,655,955
	Housing—5.6%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
695M	6.125% 9/1/2028	736,047
545M	5.45% 9/1/2033	572,588
		1,308,635

58

Principal
Amount	Security		Value
	Other Revenue—4.6%
$1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030		$ 1,078,520
	Other Tax—9.5%
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035		588,270
500M	5.25% 8/1/2040		540,035
1,000M	6% 8/1/2042		1,097,140
			2,225,445
	State General Obligation—4.8%
1,000M	Ohio State 5.375% 9/1/2028		1,127,110
Total Value of Municipal Bonds (cost $21,354,242)		99.1%	23,193,751
Other Assets, Less Liabilities		.9	205,733
Net Assets		100.0%	$23,399,484

See notes to financial statements	59

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,063.57	$5.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09
Expense Example – Class B Shares
Actual	$1,000.00	$1,059.24	$8.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

60

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.75%, 3.75% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.23%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.34%, 3.89% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.67%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

61

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Airport—2.8%
	Port of Portland Airport Revenue:
$1,000M	5% 7/1/2029	$ 1,075,420
250M	5.5% 7/1/2031	281,192
		1,356,612
	Education—2.4%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,134,260
	Electric—2.3%
1,000M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	1,092,090
	General Obligation—50.0%
	Beaverton School District #48J:
750M	5% 6/1/2031	828,345
1,500M	5.125% 6/1/2036	1,636,320
1,000M	Central Oregon Community College Dist. 5% 6/15/2030	1,139,200
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,136,800
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,091,560
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,278,640
	Clackamas & Washington Cntys. Sch. Dist. #3:
500M	5% 6/15/2030	556,660
500M	5% 6/15/2032	549,025
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,205,280
1,000M	Gresham 5.375% 6/1/2017	1,019,870
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,110,960
1,000M	5% 6/15/2030	1,096,620
635M	Jefferson County School District #509J, 5.25% 6/15/2019	647,713
1,000M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,290,830
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,093,690
1,225M	Newport Zero Coupon 6/1/2029	623,476
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,124,580
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,090,880
500M	Redmond Terminal Expansion Project 5% 6/1/2034	531,315
1,000M	Salem 5% 6/1/2028	1,122,580
1,000M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,077,540

62

Principal
Amount	Security	Value
	General Obligation (continued)
$ 600M	Washington and Clackamas Counties School District #23
	5.25% 6/1/2016	$ 710,652
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	677,500
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,135,220
		23,775,256
	Health Care—5.7%
1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,042,640
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,127,510
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	524,135
		2,694,285
	Housing—1.9%
860M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	901,676
	Industrial Development Revenue/Pollution Control
	Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	534,370
	Lease—4.4%
500M	Oregon State Dept. of Administrative Svcs. 5.25% 5/1/2017	507,845
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,059,390
500M	6% 7/1/2028	550,305
		2,117,540
	Other Tax—15.4%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,133,010
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,093,130
1,000M	5% 11/15/2031	1,080,850
	Portland Urban Renewal & Redevelopment:
500M	Cent. Eastside 5.25% 6/15/2030	530,400
500M	Interstate Corridor 5% 6/15/2031	511,915
250M	Lents Town Ctr. 5% 6/15/2030	263,292
	Puerto Rico Sales Tax Financing Revenue:
750M	5.25% 8/1/2040	810,053
1,750M	6% 8/1/2042	1,919,995
		7,342,645

63

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—.9%
$ 405M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2012*	$ 414,526
	Toll & Turnpike—1.3%
595M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	623,381
	Water/Sewer—10.8%
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	826,988
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,113,900
1,000M	5% 6/15/2027	1,084,820
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	1,040,210
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,073,170
		5,139,088
Total Value of Municipal Bonds (cost $42,921,086)	99.0%	47,125,729
Other Assets, Less Liabilities	1.0	460,029
Net Assets	100.0%	$47,585,758

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

64	See notes to financial statements

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,060.41	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09
Expense Example – Class B Shares
Actual	$1,000.00	$1,055.28	$8.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

65

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.20%, 3.73% and 4.07%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.49%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.76%, 3.85% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.94%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

66

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Airport—2.8%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,081,310
	Appropriation—5.5%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,073,240
1,000M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019	1,011,770
		2,085,010
	Education—4.3%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,108,740
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	547,620
		1,656,360
	General Obligation—37.8%
1,000M	Beaver County 5.55% 11/15/2031	1,087,980
1,000M	Boyertown Area School District 5% 10/1/2023	1,097,470
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,114,470
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,077,850
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,075,930
1,000M	Easton Area School District 5.2% 4/1/2028	1,103,830
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,095,180
1,000M	Methacton School District 6.375% 3/1/2024	1,208,150
1,000M	Philadelphia 7% 7/15/2028	1,150,070
1,000M	Philadelphia School District 6% 9/1/2038	1,107,670
1,000M	Reading 6.25% 11/1/2033	1,114,060
1,000M	Scranton School District 5% 7/15/2027	1,080,180
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,108,350
		14,421,190
	Health Care—18.9%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,085,100
545M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014	579,902
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,075,540
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,054,170
	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services Revenue:
1,000M	5.5% 8/15/2018	1,208,130
500M	5.25% 8/15/2026	555,620
500M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032	528,865
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,141,170
		7,228,497

67

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Housing—1.4%
$ 500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	$ 520,940
	Other Tax—7.3%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,156,160
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	535,455
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,093,310
		2,784,925
	Pre-Refunded/Escrowed-to-Maturity—2.0%
725M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	771,262
	Toll & Turnpike—5.8%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,150,960
1,000M	5% 6/1/2029	1,076,590
		2,227,550
	Water/Sewer—13.2%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,067,020
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,078,180
1,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	1,052,180
740M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	776,956
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,068,110
		5,042,446
Total Value of Municipal Bonds (cost $34,370,419)	99.0%	37,819,490
Other Assets, Less Liabilities	1.0	362,347
Net Assets	100.0%	$38,181,837

68	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,055.83	$5.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.22	$5.04
Expense Example – Class B Shares
Actual	$1,000.00	$1,052.22	$8.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.59

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2011, and are based on the total value of investments.

69

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/01 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/11) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.74%, 3.32% and 3.91%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 2.20%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.30%, 3.45% and 3.91%, respectively, and the S.E.C. 30-Day Yield for December 2011 would have been 1.65%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

70

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.0%
	Airport—6.1%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,108,010
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,110,710
		2,218,720
	Appropriation—3.1%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	563,355
500M	5% 2/15/2030	553,555
		1,116,910
	Combined Utility—2.9%
1,000M	Richmond Public Util. Rev. 5% 1/15/2040	1,075,110
	Education—4.4%
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	542,290
1,000M	University of Virginia University Revs. 5% 6/1/2037	1,061,940
		1,604,230
	General Obligation—18.3%
1,000M	Danville 5% 8/1/2029	1,146,820
500M	Hanover Cnty. 5.25% 1/15/2031	581,835
1,000M	Hopewell 5.875% 7/15/2034	1,130,390
500M	Powhatan Cnty. 5% 1/15/2032	551,980
	Virginia St. Public School Authority Revenue:
1,000M	5% 8/1/2026	1,128,570
1,000M	5% 8/1/2028	1,134,410
1,000M	Waynesboro 5% 1/15/2034	1,049,190
		6,723,195
	Health Care—5.8%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,120,090
1,000M	Roanoke Industrial Development Auth.
	(Carilion Health Sys.) 5.5% 7/1/2021	1,018,060
		2,138,150
	Housing—3.0%
980M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025	1,082,400

71

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2011

Principal
Amount	Security	Value
	Lease—14.7%
$1,000M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	$ 1,053,530
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,097,480
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,099,120
1,000M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2031	1,049,090
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,104,190
		5,403,410
	Other Revenue—6.1%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,122,740
1,000M	5% 11/1/2033	1,098,420
		2,221,160
	Other Tax—10.7%
	Puerto Rico Sales Tax Fing. Revenue:
915M	5.75% 8/1/2037	1,000,379
750M	5.25% 8/1/2040	810,052
1,000M	6% 8/1/2042	1,097,140
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,029,280
		3,936,851
	Pre-Refunded/Escrowed-to-Maturity—7.6%
1,000M	Harrisonburg 5% 7/15/2012*	1,036,030
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2012*	518,350
50M	Roanoke 5.25% 10/1/2012*	52,396
1,000M	Roanoke Industrial Development Auth.
	(Roanoke Memorial Hosp. Proj.) 6.125% 7/1/2017	1,189,810
		2,796,586
	Transportation—3.0%
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,113,550

72

Principal
Amount	Security	Value
	Water/Sewer—12.3%
$1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$ 1,077,420
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	547,425
1,000M	Norfolk Water Rev. 5.875% 11/1/2015	1,020,610
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	728,147
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,115,190
		4,488,792
Total Value of Municipal Bonds (cost $33,027,540)	98.0%	35,919,064
Other Assets, Less Liabilities	2.0	744,656
Net Assets	100.0%	$36,663,720

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	73

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$625,291,899	$209,495,392	$32,194,383	$31,638,467	$23,008,172	$19,843,862	$21,635,987

At value (Note 1A)	$697,153,367	$227,688,801	$35,077,337	$34,345,036	$25,236,691	$22,003,362	$23,604,053
Cash	1,097,986	911,463	316,569	455,981	32,202	318,554	—
Receivables:
Interest	12,136,314	3,207,844	568,703	590,869	378,756	294,390	325,280
Shares sold	92,532	310,162	261	18,673	2,355	69,791	2,107
Other assets	47,984	14,893	2,116	2,425	1,703	1,817	1,505

Total Assets	710,528,183	232,133,163	35,964,986	35,412,984	25,651,707	22,687,914	23,932,945

Liabilities
Cash overdraft	—	—	—	—	—	—	147,161
Payables:
Investment securities purchased	—	5,258,383	—	—	—	—	—
Distributions payable	618,234	132,858	32,280	21,109	16,858	22,497	16,146
Shares redeemed	444,551	177,637	4,000	—	140	46,893	107,290
Accrued advisory fees	328,588	104,110	16,557	16,270	11,840	10,395	10,991
Accrued shareholder servicing costs	34,413	15,426	2,051	1,396	1,239	1,624	936
Accrued expenses	68,863	26,123	13,118	14,233	13,260	12,594	12,426

Total Liabilities	1,494,649	5,714,537	68,006	53,008	43,337	94,003	294,950

Net Assets	$709,033,534	$226,418,626	$35,896,980	$35,359,976	$25,608,370	$22,593,911	$23,637,995

Net Assets Consist of:
Capital paid in	$640,883,871	$211,235,079	$33,431,182	$32,695,491	$23,601,029	$20,431,526	$21,769,207
Undistributed net investment income	364,666	108,286	17,236	20,295	31,885	2,885	31,013
Accumulated net realized loss on investments
and swap agreements	(4,076,471)	(3,118,148)	(434,392)	(62,379)	(253,063)	—	(130,291)
Net unrealized appreciation in value of investments	71,861,468	18,193,409	2,882,954	2,706,569	2,228,519	2,159,500	1,968,066

Total	$709,033,534	$226,418,626	$35,896,980	$35,359,976	$25,608,370	$22,593,911	$23,637,995

Net Assets:
Class A	$706,877,012	$221,961,096	$35,628,233	$34,671,205	$25,190,359	$22,339,711	$23,570,641
Class B	$2,156,522	$4,457,530	$268,747	$688,771	$418,011	$ 254,200	$67,354
Shares of beneficial interest outstanding (Note 2):
Class A	70,930,940	13,598,075	2,880,796	2,522,485	2,085,027	1,794,638	1,885,888
Class B	216,705	273,348	21,721	50,159	34,605	20,443	5,391
Net asset value and redemption price
per share – Class A	$9.97	$16.32	$12.37	$13.74	$12.08	$12.45	$12.50

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.58	$17.32	$13.12	$14.58	$12.82	$13.21	$13.26

Net asset value and offering price per share – Class B
(Note 2)	$9.95	$16.31	$12.37	$13.73	$12.08	$12.43	$12.49

*On purchases of $100,000 or more, the sales charge is reduced.

74	See notes to financial statements	75

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$48,213,516	$143,370,602	$23,036,671	$21,354,242	$42,921,086	$34,370,419	$33,027,540

At value (Note 1A)	$53,461,473	$158,742,774	$25,508,639	$23,193,751	$47,125,729	$37,819,490	$35,919,064
Cash	58,726	—	34,437	23,500	59,348	—	248,644
Receivables:
Interest	811,092	2,204,803	344,292	222,181	449,129	433,551	629,464
Investment securities sold	—	—	—	—	—	990,000	—
Shares sold	36,434	44,986	843	145	13,464	3,303	1,824
Other assets	3,687	10,600	1,760	1,651	2,973	2,862	2,440

Total Assets	54,371,412	161,003,163	25,889,971	23,441,228	47,650,643	39,249,206	36,801,436

Liabilities
Cash overdraft	—	32,100	—	—	—	748	—
Payables:
Investment securities purchased	—	—	—	—	—	979,920	71,432
Dividends payable	48,445	150,528	16,477	17,307	24,935	53,011	36,369
Shares redeemed	30,746	69,270	—	—	1,550	—	300
Accrued advisory fees	25,138	74,402	11,937	10,860	21,987	17,704	16,904
Accrued shareholder servicing costs	2,544	7,639	1,027	1,179	2,501	2,098	1,825
Accrued expenses	15,676	20,823	12,139	12,398	13,912	13,888	10,886

Total Liabilities	122,549	354,762	41,580	41,744	64,885	1,067,369	137,716

Net Assets	$54,248,863	$160,648,401	$25,848,391	$23,399,484	$47,585,758	$38,181,837	$36,663,720

Net Assets Consist of:
Capital paid in	$49,075,498	$146,564,238	$23,446,395	$21,687,274	$43,589,533	$34,670,579	$34,110,483
Undistributed net investment income	93,388	164,587	34,444	5,733	7,141	73,501	46,349
Accumulated net realized loss on investments
and swap agreements	(167,980)	(1,452,596)	(104,416)	(133,032)	(215,559)	(11,314)	(384,636)
Net unrealized appreciation in value of investments	5,247,957	15,372,172	2,471,968	1,839,509	4,204,643	3,449,071	2,891,524

Total	$54,248,863	$160,648,401	$25,848,391	$23,399,484	$47,585,758	$38,181,837	$36,663,720

Net Assets:
Class A	$53,470,241	$159,525,024	$25,330,562	$23,154,648	$46,952,447	$37,601,640	$36,246,938
Class B	$ 778,622	$1,123,377	$517,829	$244,836	$633,311	$580,197	$416,782
Shares of beneficial interest outstanding (Note 2):
Class A	4,005,495	10,767,023	1,808,956	1,825,511	3,398,349	2,821,634	2,705,753
Class B	58,382	75,861	36,965	19,306	45,920	43,545	31,180
Net asset value and redemption price
per share – Class A	$13.35	$14.82	$14.00	$12.68	$13.82	$13.33	$13.40

Maximum offering price per share – Class A
(Net asset value/.9425)*	$14.16	$15.72	$14.85	$13.45	$14.66	$14.14	$14.22

Net asset value and offering price per share – Class B
(Note 2)	$13.34	$14.81	$14.01	$12.68	$13.79	$13.32	$13.37

*On purchases of $100,000 or more, the sales charge is reduced.

76	See notes to financial statements	77

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2011

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$36,922,876	$10,019,559	$1,691,502	$1,649,807	$1,215,218	$1,169,136	$1,064,352
Expenses (Notes 1 and 5):
Advisory fees	4,111,937	1,231,718	201,412	206,016	148,943	139,431	135,959
Distribution plan expenses – Class A	2,066,684	601,588	99,370	100,746	72,967	68,623	67,626
Distribution plan expenses – Class B	28,186	47,570	4,455	7,538	5,016	3,642	1,179
Shareholder servicing costs	416,716	168,121	23,074	17,910	15,795	17,827	11,399
Professional fees	90,752	29,201	12,909	13,657	12,495	12,620	11,887
Registration fees	37,775	41,499	5,759	4,673	4,659	3,509	1,811
Custodian fees	50,205	21,468	5,524	5,923	4,801	4,778	4,052
Reports to shareholders	27,783	10,030	2,365	2,183	1,828	2,289	1,870
Trustees’ fees	33,809	9,930	1,625	1,681	1,214	1,159	1,102
Other expenses	124,931	47,593	11,327	12,353	9,515	7,984	10,601
Total expenses	6,988,778	2,208,718	367,820	372,680	277,233	261,862	247,486
Less: Expenses waived	(307,514)	(102,643)	(16,784)	(17,168)	(12,412)	(11,619)	(11,330)
Expenses paid indirectly	(3,095)	(920)	(153)	(154)	(111)	(104)	(102)
Net expenses	6,678,169	2,105,155	350,883	355,358	264,710	250,139	236,054
Net investment income	30,244,707	7,914,404	1,340,619	1,294,449	950,508	918,997	828,298

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	(2,469,304)	(1,728,689)	(271,641)	32,242	(47,270)	94,654	(61,596)
Swap agreements (See Note 1F)	(443,967)	(423,113)	(31,650)	(35,870)	(25,320)	(28,040)	—
Net realized gain (loss) on investments
and swap agreements	(2,913,271)	(2,151,802)	(303,291)	(3,628)	(72,590)	66,614	(61,596)
Net unrealized appreciation of investments	40,334,215	17,228,954	2,275,196	2,129,539	1,766,418	1,486,523	1,548,265
Net gain on investments and swap agreements	37,420,944	15,077,152	1,971,905	2,125,911	1,693,828	1,553,137	1,486,669
Net Increase in Net Assets Resulting
from Operations	$67,665,651	$22,991,556	$3,312,524	$3,420,360	$2,644,336	$2,472,134	$2,314,967

78	See notes to financial statements	79

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2011

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,682,234	$7,765,931	$1,199,669	$1,143,314	$2,087,748	$2,020,934	$1,676,806
Expenses (Notes 1 and 5):
Advisory fees	317,746	928,395	146,390	137,406	268,792	235,287	209,211
Distribution plan expenses – Class A	156,149	460,576	71,007	67,599	132,216	115,394	103,258
Distribution plan expenses – Class B	9,081	12,071	7,293	3,679	7,266	7,499	4,492
Shareholder servicing costs	29,981	92,835	12,181	14,182	30,502	23,168	20,772
Professional fees	15,699	26,779	11,551	12,201	14,215	14,135	13,520
Registration fees	1,811	2,609	1,812	1,811	1,983	1,811	1,811
Custodian fees	7,303	14,990	3,655	4,274	7,523	6,701	5,557
Reports to shareholders	2,991	6,035	2,109	2,044	2,821	2,646	2,279
Trustees’ fees	2,593	7,533	1,189	1,125	2,174	1,930	1,704
Other expenses	15,675	32,425	9,026	8,236	14,315	12,617	8,978
Total expenses	559,029	1,584,248	266,213	252,557	481,807	421,188	371,582
Less: Expenses waived	(26,479)	(77,366)	(12,199)	(11,451)	(22,399)	(19,607)	(17,435)
Expenses paid indirectly	(236)	(690)	(109)	(103)	(200)	(175)	(155)
Net expenses	532,314	1,506,192	253,905	241,003	459,208	401,406	353,992
Net investment income	2,149,920	6,259,739	945,764	902,311	1,628,540	1,619,528	1,322,814

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	11,460	(346,959)	(81,206)	(50,912)	(158,307)	51,986	(40,130)
Swap agreements (See Note 1F)	(44,310)	—	(23,210)	(23,210)	(44,310)	—	—
Net realized gain (loss) on investments
and swap agreements	(32,850)	(346,959)	(104,416)	(74,122)	(202,617)	51,986	(40,130)
Net unrealized appreciation of investments	3,191,037	9,566,663	1,738,403	1,165,751	3,348,973	2,284,934	2,055,505
Net gain on investments and swap agreements	3,158,187	9,219,704	1,633,987	1,091,629	3,146,356	2,336,920	2,015,375
Net Increase in Net Assets Resulting
from Operations	$5,308,107	$15,479,443	$2,579,751	$1,993,940	$4,774,896	$3,956,448	$3,338,189

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
Year Ended December 31	2011	2010	2011	2010	2011	2010	2011	2010

Increase (Decrease) in Net Assets From Operations
Net investment income	$30,244,707	$31,066,073	$ 7,914,404	$ 7,356,778	$ 1,340,619	$1,219,857	$ 1,294,449	$1,378,515
Net realized gain (loss) on investments and swap agreements	(2,913,271)	(278,280))	(2,151,802))	2,696,234	(303,291))	(33,482))	(3,628))	41,767
Net unrealized appreciation (depreciation) of investments	40,334,215	(24,431,047))	17,228,954	(9,314,944))	2,275,196	(1,074,470))	2,129,539	(1,277,807))

Net increase in net assets resulting
from operations	67,665,651	6,356,746	22,991,556	738,068	3,312,524	111,905	3,420,360	142,475

Distributions to Shareholders
Net investment income – Class A	(30,145,660)	(31,074,298)	(7,792,049))	(7,256,598))	(1,334,578))	(1,187,777))	(1,275,763))	(1,354,859))
Net investment income – Class B	(103,809)	(190,140)	(154,129))	(228,062))	(14,989))	(31,478))	(23,189))	(37,606))
Net realized gains – Class A	—	(859,831)	—	(3,548,267))	—	(56,800))	—	—
Net realized gains – Class B	—	(5,087)	—	(108,348))	—	(1,221))	—	—

Total distributions	(30,249,469)	(32,129,356)	(7,946,178))	(11,141,275))	(1,349,567))	(1,277,276))	(1,298,952))	(1,392,465))

Trust Share Transactions *
Class A:
Proceeds from shares sold	28,355,120	34,515,036	43,599,614	54,139,832	5,720,846	6,608,635	3,556,329	4,141,635
Reinvestment of distributions	22,770,428	24,342,173	6,231,481	8,796,103	964,842	920,248	1,029,440	1,069,974
Cost of shares redeemed	(68,119,612)	(61,709,857)	(35,463,414)	(34,823,127)	(4,420,052)	(4,161,774)	(5,902,479)	(6,303,666)

	(16,994,064)	(2,852,648)	14,367,681	28,112,808	2,265,636	3,367,109	(1,316,710)	(1,092,057)
Class B:
Proceeds from shares sold	245,149	224,490	607,319	1,031,895	6,600	6,200	1,342	122,516
Reinvestment of distributions	79,734	161,035	103,113	254,376	9,624	19,263	22,117	30,339
Cost of shares redeemed	(2,382,788)	(2,508,618)	(2,439,981)	(3,601,222)	(446,535)	(423,177)	(267,938)	(797,114)

	(2,057,905)	(2,123,093)	(1,729,549)	(2,314,951)	(430,311)	(397,714)	(244,479)	(644,259)

Net increase (decrease) from trust share transactions	(19,051,969)	(4,975,741)	12,638,132	25,797,857	1,835,325	2,969,395	(1,561,189)	(1,736,316)

Net increase (decrease) in net assets	18,364,213	(30,748,351)	27,683,510	15,394,650	3,798,282	1,804,024	560,219	(2,986,306)

Net Assets
Beginning of year	690,669,321	721,417,672	198,735,116	183,340,466	32,098,698	30,294,674	34,799,757	37,786,063

End of year †	$709,033,534	$690,669,321	$226,418,626	$198,735,116	$35,896,980	$32,098,698	$35,359,976	$34,799,757

†Includes undistributed net investment income of	$364,666	$369,428	$108,286	$140,060	$17,236	$26,184	$20,295	$24,798

*Trust Shares Issued and Redeemed
Class A:
Sold	2,949,651	3,502,918	2,789,047	3,349,748	480,464	544,985	267,721	308,975
Issued for distributions reinvested	2,363,385	2,477,529	398,864	557,994	80,924	75,810	77,823	79,634
Redeemed	(7,089,725)	(6,276,652)	(2,296,703)	(2,162,328)	(372,242)	(342,572)	(448,142)	(469,779)

Net increase (decrease) in Class A trust shares outstanding	(1,776,689)	(296,205)	891,208	1,745,414	189,146	278,223	(102,598)	(81,170)

Class B:
Sold	25,935	22,833	38,940	63,820	554	510	101	9,031
Issued for distributions reinvested	8,321	16,407	6,638	16,110	809	1,582	1,675	2,260
Redeemed	(250,341)	(254,495)	(158,486)	(222,244)	(37,450)	(34,204)	(20,461)	(58,944)

Net decrease in Class B trust shares outstanding	(216,085)	(215,255)	(112,908)	(142,314)	(36,087)	(32,112)	(18,685)	(47,653)

82	See notes to financial statements	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND

	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2011	2010	2011	2010	2011	2010	2011	2010

Increase (Decrease) in Net Assets From Operations
Net investment income	$950,508	$1,002,784	$ 918,997	$1,082,882	$ 828,298	$802,278	$2,149,920	$2,183,261
Net realized gain (loss) on investments and swap agreements	(72,590)	67,522	66,614	279,604	(61,596))	33,161	(32,850)	(20,629)
Net unrealized appreciation (depreciation) of investments	1,766,418	(958,619)	1,486,523	(1,012,838)	1,548,265	(722,150)	3,191,037	(1,914,899)

Net increase in net assets resulting
from operations	2,644,336	111,687	2,472,134	349,648	2,314,967	113,289	5,308,107	247,733

Distributions to Shareholders
Net investment income – Class A	(950,170)	(958,013)	(914,254)	(1,075,064)	(829,665)	(783,497)	(2,118,562)	(2,117,386)
Net investment income – Class B	(16,324)	(30,401)	(12,094)	(23,427)	(3,598)	(6,797)	(30,900)	(50,832)
Net realized gains – Class A	—	—	(40,731)	(261,398)	—	—	—	—
Net realized gains – Class B	—	—	(464)	(5,244)	—	—	—	—

Total distributions	(966,494)	(988,414)	(967,543)	(1,365,133)	(833,263)	(790,294)	(2,149,462)	(2,168,218)

Trust Share Transactions *
Class A:
Proceeds from shares sold	2,139,929	2,814,864	1,078,797	1,655,194	1,664,816	2,664,548	3,824,633	3,947,022
Reinvestment of distributions	740,470	728,315	713,842	1,007,643	633,320	597,752	1,497,352	1,488,412
Cost of shares redeemed	(3,595,709)	(3,206,084)	(6,046,468)	(3,696,501)	(1,985,594)	(2,012,697)	(7,504,871)	(3,608,226)

	(715,310)	337,095)	(4,253,829)	(1,033,664)	312,542	1,249,603	(2,182,886)	1,827,208

Class B:
Proceeds from shares sold	22,270	88,400	35,003	95,260	4,800	15,000	71,871	67,561
Reinvestment of distributions	13,142	21,627	11,869	26,204	3,589	5,813	24,491	38,373
Cost of shares redeemed	(344,951)	(567,978)	(318,750)	(422,309)	(91,750)	(152,726)	(650,050)	(504,378)

	(309,539)	(457,951)	(271,878)	(300,845)	(83,361)	(131,913)	(553,688)	(398,444)

Net increase (decrease) from trust share transactions	(1,024,849)	(120,856)	(4,525,707)	(1,334,509)	229,181	1,117,690	(2,736,574)	1,428,764

Net increase (decrease) in net assets	652,993	(997,583)	(3,021,116)	(2,349,994)	1,710,885	440,685	422,071	(491,721)

Net Assets
Beginning of year	24,955,377	25,952,960	25,615,027	27,965,021	21,927,110	21,486,425	53,826,792	54,318,513

End of year †	$25,608,370	$24,955,377	$ 22,593,911	$25,615,027	$23,637,995	$21,927,110	$54,248,863	$53,826,792

†Includes undistributed net investment income of	$31,885	$47,871	$ 2,885	$10,261	$31,013	$35,978	$93,388	$92,930

*Trust Shares Issued and Redeemed
Class A:
Sold	184,684	239,124	88,960	135,776	138,391	218,572	299,826	302,907
Issued for distributions reinvested	63,840	61,963	59,551	83,406	52,463	49,250	116,556	113,958
Redeemed	(310,554)	(272,254)	(508,922)	(303,380)	(165,159)	(167,028)	(590,244)	(275,810)

Net increase (decrease) in Class A trust shares outstanding	(62,030)	28,833	(360,411)	(84,198)	25,695	100,794	(173,862)	141,055

Class B:
Sold	1,915	7,512	2,872	7,745	390	1,245	5,608	5,154
Issued for distributions reinvested	1,137	1,839	996	2,166	298	478	1,915	2,940
Redeemed	(30,146)	(48,165)	(26,694)	(34,585)	(7,555)	(12,324)	(51,420)	(38,492)

Net decrease in Class B trust shares outstanding	(27,094)	(38,814)	(22,826)	(24,674)	(6,867)	(10,601)	(43,897)	(30,398)

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND

	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2011	2010	2011	2010	2011	2010

Increase (Decrease) in Net Assets From Operations
Net investment income	$6,259,739	$6,160,438	$945,764	$998,818	$902,311	$918,628
Net realized gain (loss) on investments and swap agreements	(346,959)	(59,110)	(104,416)	132,183	(74,122)	(25,790)
Net unrealized appreciation (depreciation) of investments	9,566,663	(4,826,571)	1,738,403	(875,713)	1,165,751	(716,203)

Net increase in net assets resulting
from operations	15,479,443	1,274,757	2,579,751	255,288	1,993,940	176,635

Distributions to Shareholders
Net investment income – Class A	(6,218,919)	(6,095,313)	(917,710)	(938,303)	(889,537)	(896,333)
Net investment income – Class B	(40,408)	(64,165)	(23,322)	(59,324)	(12,144)	(29,179)
Net realized gains – Class A	—	—	—	(23,111)	—	(32,327)
Net realized gains – Class B	—	—	—	(1,207)	—	(793)

Total distributions	(6,259,327)	(6,159,478)	(941,032)	(1,021,945)	(901,681)	(958,632)

Trust Share Transactions *
Class A:
Proceeds from shares sold	11,402,011	15,968,441	1,506,993	1,318,518	1,565,525	2,363,956
Reinvestment of distributions	4,445,041	4,415,171	720,702	743,368	680,932	725,267
Cost of shares redeemed	(15,272,883)	(15,679,088)	(1,717,613)	(2,672,781)	(3,248,563)	(1,876,355)

	574,169	4,704,524	510,082	(610,895))	(1,002,106))	1,212,868

Class B:
Proceeds from shares sold	132,605	121,433	1,230	81,957	3,000	12,465
Reinvestment of distributions	36,855	56,067	16,589	49,703	10,430	24,527
Cost of shares redeemed	(566,443)	(1,069,210)	(754,063)	(1,115,308)	(349,476)	(563,671)

	(396,983)	(891,710)	(736,244)	(983,648)	(336,046)	(526,679)

Net increase (decrease) from trust share transactions	177,186	3,812,814	(226,162))	(1,594,543))	(1,338,152))	686,189

Net increase (decrease) in net assets	9,397,302	(1,071,907)	1,412,557	(2,361,200)	(245,893)	(95,808)

Net Assets
Beginning of year	151,251,099	152,323,006	24,435,834	26,797,034	23,645,377	23,741,185

End of year †	$160,648,401	$151,251,099	$25,848,391	$24,435,834	$23,399,484	$23,645,377

†Includes undistributed net investment income of	$164,587	$164,175	$34,444	$29,712	$5,733	$5,103

*Trust Shares Issued and Redeemed
Class A:
Sold	796,608	1,098,647	111,715	96,202	127,038	187,085
Issued for distributions reinvested	310,360	304,409	53,439	54,495	55,318	57,772
Redeemed	(1,067,073)	(1,081,175)	(129,384)	(195,093)	(266,846)	(149,298)

Net increase (decrease) in Class A trust shares outstanding	39,895	321,881	35,770	(44,396)	(84,490)	95,559

Class B:
Sold	9,320	8,433	92	6,014	248	990
Issued for distributions reinvested	2,580	3,867	1,240	3,641	851	1,948
Redeemed	(40,179)	(73,559)	(56,882)	(81,067)	(28,614)	(44,731)

Net decrease in Class B trust shares outstanding	(28,279)	(61,259)	(55,550)	(71,412)	(27,515)	(41,793)

86	See notes to financial statements	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND

	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2011	2010	2011	2010	2011	2010

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,628,540	$1,553,295	$1,619,528	$1,688,119	$1,322,814	$1,345,342
Net realized gain (loss) on investments and swap agreements	(202,617)	93,785	51,986	186,778	(40,130)	10,273
Net unrealized appreciation (depreciation) of investments	3,348,973	(1,462,591)	2,284,934	(1,337,696)	2,055,505	(913,871)

Net increase in net assets resulting
from operations	4,774,896	184,489	3,956,448	537,201	3,338,189	441,744

Distributions to Shareholders
Net investment income – Class A	(1,624,666)	(1,524,067)	(1,606,370)	(1,639,377)	(1,307,546)	(1,298,837)
Net investment income – Class B	(21,811)	(33,771)	(26,365)	(42,344)	(13,911)	(25,714)
Net realized gains – Class A	—	(68,785	—	(209,122)	—	—
Net realized gains – Class B	—	(1,550	—	(5,209)	—	—

Total distributions	(1,646,477)	(1,628,173)	(1,632,735)	(1,896,052)	(1,321,457)	(1,324,551)

Trust Share Transactions *
Class A:
Proceeds from shares sold	6,722,732	7,626,519	2,543,292	2,952,091	3,404,511	4,033,248
Reinvestment of distributions	1,330,926	1,335,203	960,862	1,169,843	909,660	837,576
Cost of shares redeemed	(6,908,977)	(4,007,050)	(6,783,990)	(5,238,902)	(4,574,674)	(2,804,194)

	1,144,681	4,954,672	(3,279,836)	(1,116,968)	(260,503)	2,066,630

Class B:
Proceeds from shares sold	1,999	81,313	25,459	103,635	3,156	20,247
Reinvestment of distributions	20,105	31,720	21,957	35,869	10,305	20,381
Cost of shares redeemed	(400,898)	(527,527)	(471,412)	(560,982)	(163,270)	(663,550)

	(378,794)	(414,494)	(423,996)	(421,478)	(149,809)	(622,922)

Net increase (decrease) from trust share transactions	765,887	4,540,178	(3,703,832)	(1,538,446)	(410,312)	1,443,708

Net increase (decrease) in net assets	3,894,306	3,096,494	(1,380,119)	(2,897,297)	1,606,420	560,901

Net Assets
Beginning of year	43,691,452	40,594,958	39,561,956	42,459,253	35,057,300	34,496,399

End of year †	$47,585,758	$43,691,452	$38,181,837	$39,561,956	$36,663,720	$35,057,300

†Includes undistributed net investment income of	$7,141	$25,078	$73,501	$86,708	$46,349	$44,992

*Trust Shares Issued and Redeemed
Class A:
Sold	507,568	569,141	199,585	226,309	262,558	309,572
Issued for distributions reinvested	100,340	99,613	74,747	90,003	70,123	64,280
Redeemed	(524,352)	(297,587)	(526,842)	(402,673)	(357,052)	(215,621)

Net increase (decrease) in Class A trust shares outstanding	83,556	371,167	(252,510))	(86,361)	(24,371)	158,231)

Class B:
Sold	155	5,928	2,024	7,921	243	1,565
Issued for distributions reinvested	1,521	2,370	1,710	2,754	797	1,568
Redeemed	(30,923)	(39,423)	(36,742)	(42,888)	(12,780)	(51,167)

Net decrease in Class B trust shares outstanding	(29,247)	(31,125)	(33,008)	(32,213)	(11,740)	(48,034)

88	See notes to financial statements	89

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

90

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2011:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt	—	$697,153,367	—
Tax Exempt II	—	227,688,801	—
California	—	35,077,337	—
Connecticut	—	34,345,036	—
Massachusetts	—	25,236,691	—
Michigan	—	22,003,362	—
Minnesota	—	23,604,053	—
New Jersey	—	53,461,473	—
New York	—	158,742,774	—
North Carolina	—	25,508,639	—
Ohio	—	23,193,751	—
Oregon	—	47,125,729	—
Pennsylvania	—	37,819,490	—
Virginia	—	35,919,064	—

There were no transfers into or from Level 1 and Level 2 by the Fund during the year ended December 31, 2011.

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

92

At December 31, 2011, capital loss carryovers were as follows:

		Year Capital Loss			Not Subject
		Carryovers Expire			to Expiration
Fund	Total	2015	2016	2017	Short Term	Long Term
Tax Exempt	$4,076,471	$—	$—	$—	$3,921,806	$154,665
Tax Exempt II	3,118,148	—	—	—	2,942,433	175,715
California	434,392	—	—	—	305,795	128,597
Connecticut	62,379	—	34,494	5,153	22,732	—
Massachusetts	253,063	—	—	166,887	82,115	4,061
Minnesota	130,291	24,765	—	—	90,051	15,475
New Jersey	162,768	—	2,554	—	71,381	88,833
New York	1,452,596	—	—	634,149	681,695	136,752
North Carolina	104,416	—	—	—	14,764	89,652
Ohio	127,910	—	—	—	114,292	13,618
Oregon	215,559	—	—	—	215,559	—
Virginia	384,636	—	—	289,554	81,949	13,133

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October losses.

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2011, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $22 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2011, the Funds’ expense reduction under these arrangements amounted to $6,285.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated

94

account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the year ended December 31, 2011, the Funds had no investments in futures contracts or options.

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2011, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. At December 31, 2011, the Funds had no investments in swap agreements.

96

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2011, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2011, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Loss on Swap
Fund	Agreements
Tax Exempt	$(443,967)
Tax Exempt II	(423,113)
California	(31,650)
Connecticut	(35,870)
Massachusetts	(25,320)
Michigan	(28,040)
New Jersey	(44,310)
North Carolina	(23,210)
Ohio	(23,210)
Oregon	(44,310)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

98

4. Security Transactions—For the year ended December 31, 2011 purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$ 99,520,453	$126,169,583
Tax Exempt II	201,964,436	186,190,631
California	8,430,163	6,724,685
Connecticut	10,196,459	12,352,663
Massachusetts	8,956,063	10,103,104
Michigan	5,644,453	10,736,400
Minnesota	2,898,380	2,429,764
New Jersey	6,430,773	11,016,365
New York	38,980,168	40,363,616
North Carolina	4,953,405	5,070,909
Ohio	7,918,981	9,025,869
Oregon	12,473,738	11,699,630
Pennsylvania	13,407,826	17,612,938
Virginia	11,555,703	12,227,491

At December 31, 2011, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$625,291,899	$71,861,468	$ —	$71,861,468
Tax Exempt II	209,495,392	18,315,435	122,026	18,193,409
California	32,194,383	2,882,954	—	2,882,954
Connecticut	31,638,467	2,706,569	—	2,706,569
Massachusetts	23,008,172	2,344,129	115,610	2,228,519
Michigan	19,843,862	2,159,500	—	2,159,500
Minnesota	21,635,987	1,968,066	—	1,968,066
New Jersey	48,213,516	5,247,957	—	5,247,957
New York	143,370,602	15,372,172	—	15,372,172
North Carolina	23,036,671	2,471,968	—	2,471,968
Ohio	21,354,242	1,839,509	—	1,839,509
Oregon	42,921,086	4,204,643	—	4,204,643
Pennsylvania	34,370,419	3,449,071	—	3,449,071
Virginia	33,027,540	2,891,524	—	2,891,524

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2011, total trustees fees accrued by the Funds amounted to $68,768.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2011, FIMCO has voluntarily waived advisory fees in excess of .55% for each Fund. For the year ended December 31, 2011, advisory fees accrued by the Funds to FIMCO were $8,418,643 of which $666,406 was voluntarily waived by FIMCO as noted above.

For the year ended December 31, 2011, FIC, as underwriter, received $3,523,263 in commissions from the sale of shares of the Funds after allowing $209,917 to other dealers. Shareholder servicing costs included $745,430 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2011, total distribution plan fees accrued to FIC by the Funds amounted to $4,332,770.

100

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2011 and December 31, 2010 were as follows:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total

Tax Exempt	$30,201,296	$48,173	$ —	$30,249,469	$31,207,541	$123,318	$ 798,497	$32,129,356
Tax Exempt II	7,935,682	10,496	—	7,946,178	7,483,003	17,315	3,640,957	11,141,275
California	1,349,001	566	—	1,349,567	1,213,653	15,121	48,502	1,277,276
Connecticut	1,297,988	964	—	1,298,952	1,392,223	242	—	1,392,465
Massachusetts	966,189	305	—	966,494	988,367	47	—	988,414
Michigan	925,068	1,305	41,170	967,543	1,096,091	26,745	242,297	1,365,133
Minnesota	833,147	116	—	833,263	789,974	320	—	790,294
New Jersey	2,148,883	579	—	2,149,462	2,167,031	1,187	—	2,168,218
New York	6,249,952	9,375	—	6,259,327	6,152,040	7,438	—	6,159,478
North Carolina	940,401	631	—	941,032	997,585	42	24,318	1,021,945
Ohio	900,746	935	—	901,681	925,363	16,204	17,065	958,632
Oregon	1,643,878	2,599	—	1,646,477	1,557,215	70,958	—	1,628,173
Pennsylvania	1,632,620	115	—	1,632,735	1,678,664	75,716	141,672	1,896,052
Virginia	1,319,873	1,584	—	1,321,457	1,323,667	884	—	1,324,551

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Tax-Exempt	Undistributed	Capital	Other		Total
	Ordinary	Capital	Loss	Accumulated	Unrealized	Distributable
Fund	Income	Gains	Carryover	Losses	Appreciation	Earnings*
Tax Exempt	$364,666	$ —	$(4,076,471)	$ —	$71,861,468	$68,149,663
Tax Exempt II	108,286	—	(3,118,148)	—	18,193,409	15,183,547
California	17,236	—	(434,392)	—	2,882,954	2,465,798
Connecticut	20,295	—	(62,379)	—	2,706,569	2,664,485
Massachusetts	31,885	—	(253,063)	—	2,228,519	2,007,341
Michigan	2,885	—	—	—	2,159,500	2,162,385
Minnesota	31,013	—	(130,291)	—	1,968,066	1,868,788
New Jersey	93,388	—	(162,768)	(5,212)	5,247,957	5,173,365
New York	164,587	—	(1,452,596)	—	15,372,172	14,084,163
North Carolina	34,444	—	(104,416)	—	2,471,968	2,401,996
Ohio	5,733	—	(127,910)	(5,122)	1,839,509	1,712,210
Oregon	7,141	—	(215,559)	—	4,204,643	3,996,225
Pennsylvania	73,501	26,383	—	(37,697)	3,449,071	3,511,258
Virginia	46,349	—	(384,636)	—	2,891,524	2,553,237

*Differences between book distributable earnings and tax distributable earnings consist primarily of post-October capital losses which will be recognized in the following year.

101

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2011

For the year ended December 31, 2011, the following reclassifications were made to reflect permanent differences between book reporting and tax reporting:

		Accumulated
	Undistributed	Capital
Fund	Ordinary Income	Gains
Michigan	$(25)	$25

7. New Accounting Pronouncements—In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

8. Subsequent Events—Subsequent events occurring after December 31, 2011, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

102

9. Foresters Transaction—On September 21, 2010, First Investors Consolidated Corporation (“FICC”), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters (“Foresters”) pursuant to which FICC would be acquired by Foresters (the “Transaction”). The transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

103

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**					Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment			Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits		Credits(a)		Income	Expenses		Income	Rate
TAX EXEMPT FUND
Class A
2007	$9.86	$.412	$(.094)	$ .318	$ .408	$ —	$ .408	$ 9.77	3.32%	$723,211	1.04	(b)%	1.04	(b)%	4.20%	1.10	(b)%	4.14%	38%
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38	1.02		4.32	50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40	1.02		4.34	26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96			.96		4.30	1.00		4.26	18
2011	9.44	.421	.530	.951	.421	—	.421	9.97	10.32	706,877.96			.96		4.37	1.01		4.32	15
Class B
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(b)	1.74	(b)	3.50	1.80	(b)	3.44	38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68	1.72		3.62	50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70	1.72		3.64	26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66		1.66		3.60	1.70		3.56	18
2011	9.43	.382	.490	.872	.352	—	.352	9.95	9.43	2,157	1.66		1.66		3.67	1.71		3.62	15
TAX EXEMPT FUND II
Class A
2007	$15.38	$.528	$(.155)	$ .373	$ .523	$ —	$ .523	$15.23	2.49%	$116,011.99%			1.00%		3.47%	1.07%		3.39%	118%
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72	1.08		3.65	146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89	1.07		3.82	110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01		1.01		3.75	1.06		3.70	107
2011	15.18	.604	1.143	1.747	.607	—	.607	16.32	11.76	221,961	1.01		1.01		3.87	1.06		3.82	91
Class B
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77	1.77		2.69	118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02	1.78		2.95	146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19	1.77		3.12	110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71		1.71		3.05	1.76		3.00	107
2011	15.17	.515	1.127	1.642	.502	—	.502	16.31	11.03	4,458	1.71		1.71		3.17	1.76		3.12	91
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2007	$12.17	$.467	$(.162)	$ .305	$ .470	$.025	$ .495	$11.98	2.56%	$ 25,669.85%			.87%		3.89%	1.06%		3.68%	49%
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09	1.08		3.87	65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04	1.08		3.97	60
2010	12.10	.479	(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03		1.03		3.94	1.08		3.89	42
2011	11.67	.476	.704	1.180	.480	—	.480	12.37	10.35	35,628	1.04		1.04		4.00	1.09		3.95	20
Class B
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19	1.76		2.98	49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39	1.78		3.17	65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34	1.78		3.27	60
2010	12.11	.426	(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73		1.73		3.24	1.78		3.19	42
2011	11.68	.537	.550	1.087	.397	—	.397	12.37	9.49	269	1.74		1.74		3.30	1.79		3.25	20

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate
CONNECTICUT FUND
Class A
2007	$13.19	$.488	$(.107)	$ .381	$.481	—	$.481	$13.09	2.96%	$36,062.90%		.91%	3.75%	1.06%	3.59%	27%
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01	1.01	3.87	1.08	3.80	20
2010	13.39	.502	(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02	1.02	3.74	1.07	3.69	15
2011	12.92	.500	.822	1.322	.502	—	.502	13.74	10.45	34,671	1.02	1.02	3.78	1.07	3.73	30
Class B
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71	1.71	3.17	1.78	3.10	20
2010	13.37	.411	(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72	1.72	3.04	1.77	2.99	15
2011	12.90	.411	.823	1.234	.404	—	.404	13.73	9.73	689	1.72	1.72	3.08	1.77	3.03	30
MASSACHUSETTS FUND
Class A
2007	$11.75	$.462	$(.141)	$ .321	$.468	$.033	$.501	$11.57	2.81%	$24,120.75%		.77%	3.98%	1.08%	3.65%	40%
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03	1.03	3.97	1.10	3.90	42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05	1.05	3.88	1.10	3.83	20
2011	11.30	.446	.786	1.232	.452	—	.452	12.08	11.15	25,190	1.05	1.05	3.84	1.10	3.79	37
Class B
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73	1.73	3.27	1.80	3.20	42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75	1.75	3.18	1.80	3.13	20
2011	11.30	.441	.713	1.154	.374	—	.374	12.08	10.40	418	1.75	1.75	3.14	1.80	3.09	37
MICHIGAN FUND
Class A
2007	$12.21	$.479	$(.139)	$ .340	$.480	$ —	$.480	$12.07	2.86%	$28,063.90%		.90%	3.97%	1.09%	3.78%	26%
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03	1.03	4.04	1.10	3.97	31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04	1.04	3.92	1.09	3.87	36
2011	11.65	.474	.826	1.300	.477	.023	.500	12.45	11.40	22,340	1.07	1.07	3.96	1.12	3.91	25
Class B
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73	1.73	3.34	1.80	3.27	31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74	1.74	3.22	1.79	3.17	36
2011	11.64	.401	.805	1.206	.393	.023	.416	12.43	10.55	254	1.77	1.77	3.26	1.82	3.21	25

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate
MINNESOTA FUND
Class A
2007	$11.85	$.460	$(.112)	$ .348	$.458	—	$.458	$11.74	3.02%	$ 16,070.67%		.69%	3.92%	1.13%	3.46%	47%
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67		.68	4.00	1.11	3.57	25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05	1.05	3.60	1.12	3.53	22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05	1.05	3.63	1.10	3.58	30
2011	11.71	.441	.793	1.234	.444	—	.444	12.50	10.74	23,571	1.04	1.04	3.66	1.09	3.61	11
Class B
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75	1.75	2.90	1.82	2.83	22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75	1.75	2.93	1.80	2.88	30
2011	11.71	.504	.642	1.146	.366	—	.366	12.49	9.94	67	1.74	1.74	2.96	1.79	2.91	11
NEW JERSEY FUND
Class A
2007	$12.83	$.483	$(.131)	$ .352	$.484	$.068	$.552	$12.63	2.82%	$ 50,444.95%		.96%	3.80%	1.07%	3.68%	37%
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99		.99	4.00	1.06	3.93	40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99		.99	3.99	1.04	3.94	21
2011	12.57	.523	.779	1.302	.522	—	.522	13.35	10.60	53,470.99		.99	4.07	1.04	4.02	12
Class B
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69	1.69	3.30	1.76	3.23	40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69	1.69	3.29	1.74	3.24	21
2011	12.56	.490	.723	1.213	.433	—	.433	13.34	9.85	779	1.69	1.69	3.37	1.74	3.32	12
NEW YORK FUND
Class A
2007	$14.33	$.536	$(.136)	$ .400	$.540	—	$.540	$14.19	2.87%	$148,128.96%		.97%	3.78%	1.03%	3.71%	42%
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96		.96	4.10	1.03	4.03	38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97		.97	3.97	1.02	3.92	29
2011	13.96	.579	.860	1.439	.579	—	.579	14.82	10.54	159,525.97		.97	4.05	1.02	4.00	25
Class B
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66	1.66	3.40	1.73	3.33	38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67	1.67	3.27	1.72	3.22	29
2011	13.96	.487	.840	1.327	.477	—	.477	14.81	9.68	1,123	1.67	1.67	3.35	1.72	3.30	25

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate
NORTH CAROLINA FUND
Class A
2007	$13.27	$.504	$ (.131)	$ .373	$.504	$.019	$.523	$13.12	2.89%	$22,905.75%		.76%	3.85%	1.07%	3.53%	20%
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02	1.02	3.90	1.09	3.83	71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03	1.03	3.80	1.08	3.75	18
2011	13.10	.524	.898	1.422	.522	—	.522	14.00	11.08	25,331	1.02	1.02	3.89	1.07	3.84	21
Class B
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72	1.72	3.20	1.79	3.13	71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73	1.73	3.10	1.78	3.05	18
2011	13.10	.448	.888	1.336	.426	—	.426	14.01	10.37	518	1.72	1.72	3.19	1.77	3.14	21
OHIO FUND
Class A
2007	$12.44	$.488	$ (.074)	$ .414	$.492	$.062	$.554	$12.30	3.42%	$21,613.75%		.77%	3.97%	1.08%	3.64%	59%
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75		.76	4.10	1.10	3.76	46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03	1.03	3.93	1.10	3.86	42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04	1.04	3.85	1.09	3.80	30
2011	12.08	.486	.599	1.085	.485	—	.485	12.68	9.18	23,155	1.04	1.04	3.95	1.09	3.90	35
Class B
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45	1.46	3.40	1.80	3.06	46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73	1.73	3.23	1.80	3.16	42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18	566	1.74	1.74	3.15	1.79	3.10	30
2011	12.09	.422	.570	.992	.402	—	.402	12.68	8.36	245	1.74	1.74	3.25	1.79	3.20	35
OREGON FUND
Class A
2007	$13.00	$.468	$ (.135)	$ .333	$.473	$ —	$.473	$12.86	2.63%	$34,257.90%		.91%	3.65%	1.08%	3.47%	29%
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01	1.01	3.71	1.08	3.64	35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02	1.02	3.61	1.07	3.56	16
2011	12.89	.483	.935	1.418	.488	—	.488	13.82	11.24	46,952	1.01	1.01	3.65	1.06	3.60	26
Class B
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71	1.71	3.01	1.78	2.94	35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72	1.72	2.91	1.77	2.86	16
2011	12.87	.392	.924	1.316	.396	—	.396	13.79	10.39	633	1.71	1.71	2.95	1.76	2.90	26

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate
PENNSYLVANIA FUND
Class A
2007	$12.86	$.496	$(.114)	$ .382	$.495	$.027	$.522	$12.72	3.05%	$39,830.90%		.91%	3.91%	1.06%	3.75%	40%
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90		.90	4.04	1.08	3.86	55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00	1.00	4.11	1.07	4.04	56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01	1.01	4.07	1.06	4.02	46
2011	12.56	.534	.772	1.306	.536	—	.536	13.33	10.64	37,602	1.01	1.01	4.14	1.06	4.09	34
Class B
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70	1.70	3.41	1.77	3.34	56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71	1.71	3.37	1.76	3.32	46
2011	12.56	.536	.673	1.209	.449	—	.449	13.32	9.81	580	1.71	1.71	3.44	1.76	3.39	34
VIRGINIA FUND
Class A
2007	$12.97	$.483	$(.151)	$ .332	$.488	$.054	$.542	$12.76	2.62%	$32,637.90%		.91%	3.77%	1.08%	3.59%	40%
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02	1.02	3.80	1.09	3.73	25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02	1.02	3.81	1.07	3.76	24
2011	12.64	.493	.759	1.252	.492	—	.492	13.40	10.11	36,247	1.01	1.01	3.80	1.06	3.75	34
Class B
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72	1.72	3.10	1.79	3.03	25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72	1.72	3.11	1.77	3.06	24
2011	12.61	.414	.746	1.160	.400	—	.400	13.37	9.35	417	1.71	1.71	3.10	1.76	3.05	34

  * Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b) The expense ratios of Tax Exempt Fund include interest expense as follows:

Year Ended December 31, 2007	0.08%

112	See notes to financial statements	113

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2011, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2011, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 24, 2012

114

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

		Length of
		Time Served	Number of	Other
	Position(s)	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

	DISINTERESTED TRUSTEES

Charles R. Barton, III (1965)	Trustee	Since 1/1/06	36	None
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989) (currently, ex-Officio) and Trustee (since
1994) of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe Pierson Corporation (land holding and management services provider) (since 2004).

Stefan L. Geiringer (1934)	Trustee	Since 1/1/06	36	None
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
President and owner of SLG Energy LLC (energy consulting) (since 2010); Co-Founder and Senior Vice
President of Real Time Energy Solutions, Inc. (energy consulting) (2005-2010); President and owner of SLG,
Inc. (natural gas shipper) (since 2003).

Robert M. Grohol (1932)	Trustee and	Trustee since	36	None
c/o First Investors	Chairman	6/30/00 and
Legal Department		Chairman
110 Wall Street		since 1/1/10
New York, NY 10005

Principal Occupation During Past 5 Years:
None/Retired

Arthur M. Scutro, Jr. (1941)	Trustee	Since 1/1/06	36	None
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
None/Retired

115

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Length of
		Time Served	Number of	Other
	Position(s)	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

DISINTERESTED TRUSTEES (continued)

Mark R. Ward (1952)	Trustee	Since 1/1/10	36	None
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Self-employed, consultant (since 2008); Senior Partner, Ernst & Young, LLP, Leader, Mid-Atlantic Asset
Management Practice (2003-2007).

INTERESTED TRUSTEES**

Christopher H. Pinkerton	Trustee and	Since 1/19/11	36	None
(1958)	President
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
President and Director of First Investors Consolidated Corporation since 1/19/2011; Director since 1/19/2011 and
Chairman since 2/4/2011 of First Investors Management Company, Inc. and Administrative Data Management
Corp.; Director and Chairman since 1/19/2011 and President since 4/28/2011 of First Investors Corporation;
Director since 1/19/2011 and Chairman since 2/11/2011 of First Investors Life Insurance Company; President of
First Investors Management Company, Inc. (1/19/2011-10/10/2011); President of Administrative Data Manage-
ment Corp. (1/19/2011-10/10/2011); President, US Division, The Independent Order of Foresters, Chairman,
Foresters Equity Services (broker-dealer), Chairman, Foresters Financial Partners (independent marketing organization) since 2005; Senior Vice President, Foresters North American Sales and Marketing (2005-2007);
President and CEO, USAllianz Investment Services (variable insurance) and Chairman, President and CEO,
USAllianz Investment Advisor (investment adviser) (1999-2005).

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.
**Mr. Pinkerton is an interested Trustee because he is an officer and director of FIMCO and the principal underwriter of the Funds.

116

Length of
		Time Served	Number of	Other
	Position(s)	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

OFFICER (S) WHO ARE NOT TRUSTEES

Joseph I. Benedek (1957)	Treasurer	Since 1988	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Principal Occupation During Past 5 Years:
Treasurer of First Investors Management Company, Inc.

Mary Carty (1950)	Secretary	Since 11/19/2010	N/A	None
c/o First Investors
Legal Department
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Assistant Counsel of First Investors Management Company, Inc., since 2010. Special Counsel and Associate at
Willkie Farr & Gallagher LLP (1998-2009).

Marc S. Milgram (1957)	Chief	Since 11/22/2010	N/A	None
c/o First Investors	Compliance
Legal Department	Officer
110 Wall Street
New York, NY 10005

Principal Occupation During Past 5 Years:
Chief Compliance Officer of First Investors Management Company, Inc. since 11/22/2010; Investment Compliance
Manager of First Investors Management Company, Inc. (2009-2010); First Investors Federal Savings Bank, Presi-
dent (2000-2011), Treasurer (1987-2011) and Director (2004-2011); First Investors Corporation, Vice President
(2008-2009); Administrative Data Management Corp., Vice President (2008-2009); and First Investors Name Saver,
Inc. f/k/a/ School Financial Management Services, Inc., Treasurer since 1992 and Director (1992-2007).

117

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

118

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

119

NOTES

120

NOTES

121

First Investors

110 Wall Street
New York, NY 10005

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TEAR

Item 2. Code of Ethics

As of December 31, 2011, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

For the year ended December 31, 2011, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least two "audit committee financial experts" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2011	2010
	-----	-----
(a) Audit Fees
First Investors Tax Exempt Funds	$166,000	$161,400

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$55,400	$54,000

Nature of services: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2011 and 2010 were $47,500 and $77,900, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 24, 2012